Document and Entity Information Document	May 18, 2022
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	May 18, 2022
Entity Registrant Name	COPART, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-23255
Entity Tax Identification Number	94-2867490
Entity Address, Address Line One	14185 Dallas Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	391-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	CPRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000900075
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K (this "Amendment") is being filed to amend, replace, and supersede in its entirety the 8-K filed by Copart, Inc. (the "Company"), which was originally filed with the Securities and Exchange Commission on May 18, 2022 (the "First 8-K"). In the First 8-K, the date used within the 8-K referred to the second quarter instead of the third quarter, and this amendment corrects this reference.